Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	12 Months Ended			22 Months Ended	24 Months Ended		34 Months Ended	36 Months Ended		46 Months Ended	48 Months Ended		58 Months Ended	60 Months Ended		70 Months Ended	72 Months Ended		82 Months Ended	84 Months Ended		94 Months Ended	96 Months Ended		108 Months Ended	120 Months Ended
	Nov. 28, 2017	Sep. 27, 2017	Sep. 30, 2015	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
PGIM BALANCED FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A with sales charges
Accumulated Value			$ 9,674.87				$ 10,657.31			$ 11,828.92			$ 12,853.07			$ 13,145.77			$ 13,887.00			$ 16,492.00			$ 13,697.08			$ 15,454.23	$ 19,372.72	$ 21,525.98
PGIM BALANCED FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C with sales charges
Accumulated Value			10,000.00				10,941.23			12,060.98			13,008.07			13,219.00			13,849.66			16,317.39			13,448.64			15,047.26	18,717.62	20,621.43
PGIM BALANCED FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Accumulated Value			10,000.00				11,000.66			12,185.14			13,168.95			13,438.14			14,103.95			16,663.98			13,771.26			15,475.21	19,306.63	21,350.88
PGIM BALANCED FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
Accumulated Value			10,000.00				11,056.52			12,307.75			13,403.76			13,750.44			14,561.43			17,327.30			14,427.25			16,305.98	20,497.13	22,814.10
PGIM BALANCED FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6
Accumulated Value	$ 10,000.00			$ 10,609.67				$ 10,894.58			$ 11,549.42			$ 13,757.22			$ 11,465.28			$ 12,983.38			$ 16,331.48			$ 18,208.16
PGIM JENNISON FOCUSED VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A with sales charges
Accumulated Value			9,450.19				10,597.39			12,477.60			14,155.36			12,721.57			12,403.71			16,388.45			14,153.95			16,773.79	22,775.91	25,737.04
PGIM Jennison Focused Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C with sales charges
Accumulated Value			10,000.01				11,141.19			13,024.98			14,667.66			13,087.13			12,640.88			16,566.76			14,152.29			16,595.57	22,261.74	24,865.60
PGIM Jennison Focused Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Accumulated Value			10,000.00				11,191.37			13,156.69			14,847.75			13,284.11			12,909.38			16,993.53			14,616.08			17,251.05	23,342.63	26,266.98
PGIM Jennison Focused Value Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
Accumulated Value			10,000.00				11,248.51			13,286.09			15,111.99			13,622.51			13,328.55			17,662.54			15,297.01			18,199.18	24,813.19	28,138.21
PGIM JENNISON FOCUSED VALUE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6
Accumulated Value			10,000.00				11,266.75			13,324.40			15,156.30			13,628.43			13,332.73			17,670.77			15,297.95			18,209.77	24,816.74	28,154.56
PGIM Jennison Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A with sales charges
Accumulated Value			9,450.12				10,265.63			12,801.15			16,206.84			16,003.68			24,856.54			30,863.41			20,318.80			26,404.66	37,561.88	45,348.05
PGIM Jennison Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name					Class C with sales charges
Accumulated Value			10,000.01				10,788.56			13,360.49			16,802.32			16,480.02			25,422.96			31,353.22			20,501.82			26,454.77	37,374.09	44,796.57
PGIM JENNISON GROWTH FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name					Class R
Accumulated Value			10,000.00				10,838.95			13,492.17			17,045.92			16,796.34			26,032.16			32,247.37			21,186.10			27,467.99	38,985.97	46,958.46
PGIM JENNISON GROWTH FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name					Class Z
Accumulated Value			9,999.99				10,898.57			13,630.66			17,309.02			17,144.18			26,715.46			33,263.84			21,969.54			28,637.19	40,853.47	49,454.17
PGIM JENNISON GROWTH FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name					Class R2
Accumulated Value	10,000.00			11,759.87				11,599.13			18,001.14			22,321.86			14,680.04			19,063.13			27,079.61			32,649.15
PGIM JENNISON GROWTH FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name					Class R4
Accumulated Value	10,000.00			11,782.89				11,654.16			18,133.16			22,539.11			14,859.68			19,341.55			27,547.05			33,296.30
PGIM JENNISON GROWTH FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name					Class R6
Accumulated Value		$ 10,000.00				$ 12,845.12			$ 12,738.14			$ 19,868.76			$ 24,765.30			$ 16,374.68			$ 21,366.69			$ 30,519.79			$ 36,990.01
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,000	9,885.371768565017			10,519.25450443138	10,903.182099333922		10,526.897434976783	11,664.73574141801		10,398.878348304794	11,560.318504475747		11,469.559963433376	9,872.558934125309		12,270.673352504275	9,936.181284428027		12,160.832046597949	11,085.654534562178		10,385.399936996155	11,405.337208283492		10,452.327220716037	11,661.51113130868	11,997.800075408895
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	10,000	10,000	10,000	11,179.299207119133		11,791.040253574996	11,543.043657210545	11,654.851483996705	12,292.615167660126	13,691.128482888485	13,420.45061116582	14,154.829425855363	16,143.264705860533	17,447.251262288293	18,401.980136364225	16,829.977365113857	14,747.803903764254	15,554.816653478436	19,379.558832275638	17,935.882451701516	18,917.349652536996	25,194.387438652433	24,455.85701696105	25,794.102937957952	21,296.29933305467	28,759.519182879005	30,333.265267901817	25,899.986464860984	35,315.03774244337	41,529.66320883825
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Custom Blended Index
Accumulated Value	10,000		10,000	10,500.697846552728			11,074.14549257288	11,115.666493415209		12,307.676617084788	12,278.782744195347		13,291.017221847216	14,354.771121845853		14,069.399668022314	11,999.327365551462		15,541.587359357916	13,492.542028004636		18,169.221987352255	16,785.04224750512		15,187.873129640026	18,686.946246741318		17,077.875307075814	21,245.281869934195	23,652.57319261967
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value			10,000				11,619.511722485966			13,376.630539999758			14,640.79172549012			15,226.51153086061			14,461.361903707031			19,524.55602138583			17,306.03246718124			19,804.718709314984	25,302.780104125028	27,691.80540323777
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 11,800.037014968431		$ 12,629.628022447398	$ 11,376.063763476388	$ 12,237.425961572131	$ 13,097.76720622517	$ 13,872.053494993786	$ 16,830.405710762647	$ 18,013.652272799693	$ 17,519.887554926292	$ 21,428.025712790113	$ 22,934.50382102055	$ 18,169.292734973093	$ 16,587.473008472738	$ 17,753.64040499644	$ 24,988.634796849383	$ 21,185.7350940605	$ 22,675.17917788579	$ 31,814.866388633654	$ 30,124.0163511787	$ 32,241.85827340204	$ 24,627.94494289939	$ 37,815.50052227979	$ 40,474.08533322613	$ 31,455.12985642011	$ 44,726.078274664134	$ 56,145.86769034564